Warrants reserve	9 Months Ended
May 31, 2025
Warrants Reserve
Warrants reserve

15.	Warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2024	36,190,769	$0.62	1.9
Balance – May 31, 2025	36,190,769	$0.62	1.2

As at May 31, 2025, the following warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants - January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants - January 26, 2022	628,205	$0.44	January 26, 2027
Balance – May 31, 2025	36,190,769	$0.62(1)

(1)  Total represents weighted average.